Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted

Earnings per share (EPS) were computed as follows:

	Year Ended December 31, 2012
	Net Income	Weighted- Average Shares	Per Share Amount
	(In thousands)

Net income	$2,398
Dividends on non-vested restricted stock	(74)
Net income allocated to stockholders	2,324
Basic earnings per share
Income available to common stockholders	––	4,780,866	$0.49

Effect of dilutive securities
Restricted stock awards	––	65,381

Diluted earnings per share
Income available to common stockholders and assumed conversions	$2,324	$4,846,247	$0.48

	Year Ended December 31, 2011
	Net Income	Weighted- Average Shares	Per Share Amount
	(In thousands)

Net income	$3,091

Dividends on non-vested restricted stock	(95)

Net income allocated to stockholders	2,996

Basic earnings per share Income available to common stockholders	––	4,754,739	$0.63

Effect of dilutive securities Restricted stock awards	––	41,067

Diluted earnings per share Income available to common stockholders and assumed conversions	$2,996	$4,795,806	$0.62